PRIVATE PLACEMENT (PPM-1) AND JH DARBIE FINANCING (Details Narrative) - USD ($)	1 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2022	Jan. 31, 2024	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Jul. 31, 2023
Number of warrants for each warrant purchased				31,890,289
Short term debt				$ 2,421,050	$ 1,765,050
Amortization of debt discount and debt issuance costs				318,000
Interest Expense [Member]
Amortization of debt discount and debt issuance costs				0	$ 8,400
IPO [Member]
Issuance cost				640,000
Legal costs				$ 39,000
Warrant [Member]
Number of warrants for each warrant purchased						33,000,000
Accredited Investors [Member] | Warrant [Member]
Short term debt		$ 2,350,000
Investor [Member]
Number of warrants for each warrant purchased	333,334
Warrants exercise price	$ 0.15
Number of warrant issued	33,000,066
Warrants to purchase common stock, description	Upon the amendment of the terms of the convertible notes under the private placement memorandum. As incentive to extend the maturity date, approximately 33 million warrants were issued to the Unit Holders who participated in the amendment, the Company repaid the 1-unit holder who did not participate in the amendment shortly after March 31, 2022. Further, during the year ended December 31, 2023, the Company repaid two of the unit holders, who held 5 units and opted not to participate in the new JH Darbie financing.
JH Darbie Placement Agreement [Member]
Percentage of units granted				10.00%
Issued in transaction				10
Interest rate			16.00%
JH Darbie Placement Agreement [Member] | Warrant [Member]
Number of common stock issued		250,000
Shares issued price per share		$ 0.12
JH Darbie Placement Agreement [Member] | Maximum [Member]
Issued in transaction		200
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member]
Number of common stock issued			25,000
Shares issued price per share			$ 1.00
Conversion price			1.00
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | Warrant [Member]
Shares issued price per share			$ 0.20
Number of warrants for each warrant purchased			50,000
Warrants exercise price			$ 1.00
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | Maximum [Member]
Conversion price			$ 0.18
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | One Convertible Promissory Note [Member]
Number of convertible promissory note converted shares			25,000
Conversion price			$ 1.00
JH Darbie Placement Agreement [Member] | Edgepoint AI, Inc [Member] | One Convertible Promissory Note [Member] | Maximum [Member]
Number of convertible promissory note converted shares			138,889
Conversion price			$ 0.18
JH Darbie Placement Agreement [Member] | Accredited Investors [Member]
Proceeds from private placement			$ 5,000,000
Issued in transaction		94
JH Darbie Placement Agreement [Member] | Accredited Investors [Member] | Warrant [Member]
Short term debt		$ 2,350,000					$ 2,350,000